Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 01, 2016
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Aug. 01, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Aug. 01, 2016
Bridge City Capital Small Cap Growth Fund | Bridge City Capital Small Cap Growth Fund
Prospectus:
Trading Symbol	BCCSX